Pension and Postretirement Benefit Plans and Defined Contribution Plans - Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	$ 12,869	[1]	$ 12,540	[1]	$ 12,005	[1]
U.S. Qualified Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	360		368
U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	4,335		3,536
U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	2,294		2,215
U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	675		943
U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	971		1,093
U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	2,306		2,414
U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	822		866
U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	281		348
U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	825		757
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	8,250	[2]	7,589	[2]	6,953	[2]
International Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	229		299
International Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	1,833		1,723
International Pension Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	2,446		2,194
International Pension Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	967		825
International Pension Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	812		914
International Pension Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	615		613
International Pension Plans [Member] | Other Investments [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	54		110
International Pension Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	421		465
International Pension Plans [Member] | Other Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	873		446
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	741	[3],[4]	644	[3],[4]	422	[3]
Postretirement Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	29	[4]	28	[4]
Postretirement Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	105	[4]	79	[4]
Postretirement Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	56	[4]	50	[4]
Postretirement Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	16	[4]	20	[4]
Postretirement Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	24	[4]	25	[4]
Postretirement Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	56	[4]	55	[4]
Postretirement Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	415	[4]	350	[4]
Postretirement Plans [Member] | Other Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	40	[4]	37	[4]
Fair value inputs Level 1 [Member] | U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	4,328	[5]	3,519	[5]
Fair value inputs Level 1 [Member] | U.S. Qualified Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	4,328	[5]	3,519	[5]
Fair value inputs Level 1 [Member] | U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	0	[5]		[5]
Fair value inputs Level 1 [Member] | U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	1,832	[5]	1,638	[5]
Fair value inputs Level 1 [Member] | International Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | International Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	1,832	[5]	1,638	[5]
Fair value inputs Level 1 [Member] | International Pension Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | International Pension Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | International Pension Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | International Pension Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | International Pension Plans [Member] | Other Investments [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | International Pension Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | International Pension Plans [Member] | Other Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 1 [Member] | Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	105	[4],[5]	79	[4],[5]
Fair value inputs Level 1 [Member] | Postretirement Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 1 [Member] | Postretirement Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	105	[4],[5]	79	[4],[5]
Fair value inputs Level 1 [Member] | Postretirement Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 1 [Member] | Postretirement Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 1 [Member] | Postretirement Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 1 [Member] | Postretirement Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 1 [Member] | Postretirement Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 1 [Member] | Postretirement Plans [Member] | Other Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 2 [Member] | U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	6,894	[5]	7,395	[5]
Fair value inputs Level 2 [Member] | U.S. Qualified Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	360	[5]	368	[5]
Fair value inputs Level 2 [Member] | U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	7	[5]	17	[5]
Fair value inputs Level 2 [Member] | U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	2,294	[5]	2,215	[5]
Fair value inputs Level 2 [Member] | U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	675	[5]	943	[5]
Fair value inputs Level 2 [Member] | U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	971	[5]	1,093	[5]
Fair value inputs Level 2 [Member] | U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	2,306	[5]	2,411	[5]
Fair value inputs Level 2 [Member] | U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 2 [Member] | U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	281	[5]	348	[5]
Fair value inputs Level 2 [Member] | U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 2 [Member] | International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	5,554	[5]	5,118	[5]
Fair value inputs Level 2 [Member] | International Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	229	[5]	299	[5]
Fair value inputs Level 2 [Member] | International Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	1	[5]	85	[5]
Fair value inputs Level 2 [Member] | International Pension Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	2,446	[5]	2,194	[5]
Fair value inputs Level 2 [Member] | International Pension Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	967	[5]	825	[5]
Fair value inputs Level 2 [Member] | International Pension Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	812	[5]	914	[5]
Fair value inputs Level 2 [Member] | International Pension Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	615	[5]	613	[5]
Fair value inputs Level 2 [Member] | International Pension Plans [Member] | Other Investments [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	10	[5]	14	[5]
Fair value inputs Level 2 [Member] | International Pension Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	121	[5]	117	[5]
Fair value inputs Level 2 [Member] | International Pension Plans [Member] | Other Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	353	[5]	57	[5]
Fair value inputs Level 2 [Member] | Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	636	[4],[5]	565	[4],[5]
Fair value inputs Level 2 [Member] | Postretirement Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	29	[4],[5]	28	[4],[5]
Fair value inputs Level 2 [Member] | Postretirement Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 2 [Member] | Postretirement Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	56	[4],[5]	50	[4],[5]
Fair value inputs Level 2 [Member] | Postretirement Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	16	[4],[5]	20	[4],[5]
Fair value inputs Level 2 [Member] | Postretirement Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	24	[4],[5]	25	[4],[5]
Fair value inputs Level 2 [Member] | Postretirement Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	56	[4],[5]	55	[4],[5]
Fair value inputs Level 2 [Member] | Postretirement Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	415	[4],[5]	350	[4],[5]
Fair value inputs Level 2 [Member] | Postretirement Plans [Member] | Other Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	40	[4],[5]	37	[4],[5]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	1,647	[5]	1,626	[5]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	0	[5]	0	[5]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	0	[5]		[5]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	0	[5]	3	[5]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	822	[5]	866	[5]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 3 [Member] | U.S. Qualified Pension Plans [Member] | Other Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	825	[5]	757	[5]
Fair value inputs Level 3 [Member] | International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	864	[5]	833	[5]
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[5]		[5]
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Other Investments [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	44	[5]	96	[5]
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	300	[5]	348	[5]
Fair value inputs Level 3 [Member] | International Pension Plans [Member] | Other Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets	520	[5]	389	[5]
Fair value inputs Level 3 [Member] | Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 3 [Member] | Postretirement Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 3 [Member] | Postretirement Plans [Member] | Equity Securities [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 3 [Member] | Postretirement Plans [Member] | Equity Securities [Member] | Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 3 [Member] | Postretirement Plans [Member] | Debt Securities [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 3 [Member] | Postretirement Plans [Member] | Debt Securities [Member] | Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 3 [Member] | Postretirement Plans [Member] | Debt Securities [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 3 [Member] | Postretirement Plans [Member] | Other Investments [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]
Fair value inputs Level 3 [Member] | Postretirement Plans [Member] | Other Investments [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Plan Assets		[4],[5]		[4],[5]

[1]	The favorable change in the funded status of our U.S. qualified plans is primarily due to the plan gains resulting from the increase in the discount rate and an increase in plan assets. The curtailments in 2012 resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico had a favorable impact on the 2012 funded status.
[2]	The favorable change in the funded status of our international plans is primarily due to an increase in plan assets partially offset by plan losses resulting from changes in actuarial assumptions. Outside the U.S., in general, we fund our defined benefit plans to the extent that tax or other incentives exist or the law requires.
[3]	The favorable change in the funded status of our postretirement plans is primarily due to the plan gains resulting from the increase in the discount rate and the impact of a decision to move participants to Medicare Advantage effective January 1, 2015.
[4]	Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.
[5]	Fair values are determined based on valuation inputs categorized as Level 1, 2 or 3 (see Note 1E. Basis of Presentation and Significant Accounting Policies: Fair Value).